Provisions (Tables)	12 Months Ended
Mar. 31, 2025
Provisions [abstract]
Summary of detailed information about provisions

	As at March 31,
	2024		2025
Non-current
Provision for onerous contracts	₹	-	₹	294
	₹	-	₹	294
Current
Provision for onerous contracts	₹	1,599	₹	1,288
Provision for warranty		217		207
Others		155		142
	₹	1,971	₹	1,637
	₹	1,971	₹	1,931

Summary of Activity for Provision for Warranty and Other Provisions

A summary of activity in provision for warranty, provision for onerous contracts and other provisions is as follows:

	Year ended March 31, 2024								Year ended March 31, 2025
	Provision for warranty		Provision for onerous contracts		Others		Total		Provision for warranty		Provision for onerous contracts		Others		Total
Balance at the beginning of the year	₹	456	₹	1,590	₹	503	₹	2,549	₹	217	₹	1,599	₹	155	₹	1,971
Additional provision during the year		151		916		-		1,067		207		597		-		804
Utilized/written-back during the year		(390)		(911)		(348)		(1,649)		(217)		(624)		(13)		(854)
Translation adjustment		-		4		-		4		-		10		-		10
Balance at the end of the year	₹	217	₹	1,599	₹	155	₹	1,971	₹	207	₹	1,582	₹	142	₹	1,931